Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	Year ended March 31,
	2022	2023	2024
	$	$	$
Hong Kong	100	(1,065)	(346)
China	354	774	39
Myanmar	114	(22)	(832)
	568	(313)	(1,139)

Schedule of Income Tax (Credit) Expense	Income tax expense (credit) consists of the following:
	Year ended March 31,
	2022	2023	2024
	$	$	$
Current tax:
Hong Kong
Current tax	-	-	-
(Over)/under provision in prior year	(5)	(12)	(59)

China
Current tax	-	1	-
(Over)/under provision in prior year	-	-	-

Myanmar
Current tax	-	-	-
Under provision in prior year	-	3	5

Deferred tax	106	(12)	(107)

Total	101	(20)	(161)

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation between income taxes computed by applying the Hong Kong profits tax rate to profit/loss before income taxes, the income taxes are as follows:
	Year ended March 31,
	2022	2023	2024
	%	%	%
Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	30.8	15.9	(7.9)
Changes in valuation allowances	(1.9)	22.6	10.4
Overprovision of profits tax in prior year	(0.9)	2.9	4.7
Effect of different tax rate of subsidiaries operating in other jurisdictions	6.3	(18.8)	(0.4)
Tax effect of tax losses not recognized	(4.4)	(55.7)	(12.3)
Tax effect of changes in tax rate	(3.7)	-	-
Utilization of tax losses previously not recognized	(3.7)	-	-
Others	(21.2)	23.0	3.1
Effective tax rate	17.8	6.4	14.1

Schedule of Deferred Income Tax Liabilities (Assets)	Deferred income tax liabilities (assets) are as follows:
	As of March 31,
	2023	2024
	$	$
Deferred tax liabilities:
Property, plant and equipment	5	-
Operating lease right-of-use assets	562	163
Total deferred tax liabilities	567	163

Deferred tax assets:
Property, plant and equipment	-	(64)
Lease liabilities	(460)	(171)
Tax loss carry forwards	(469)	(720)
Valuation allowance	469	792
Total deferred tax assets	(460)	(163)
Net deferred tax (assets) / liabilities	107	-

Schedule of Valuation Allowance	Movement of valuation allowances are as follows:
	Year ended March 31,
	2022	2023	2024
	$	$	$

At the beginning of the year	593	494	469
Current year (reduction) addition	(99)	(25)	323
At the end of the year	494	469	792